RELATED PARTY TRANSACTIONS - Schedule of Related Party Agreements and Transactions (Details) - Related Party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administration fees to Brookfield
Related Party Transaction [Line Items]
Related party transactions	$ 10	$ 7	$ 8
Investment management fees to Brookfield
Related Party Transaction [Line Items]
Related party transactions	243	162	$ 64
Investment management fees payable	$ 64	$ 51